LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES
LEASE LIABILITIES

13.           LEASE LIABILITIES

As at December 31, 2020, the Corporation had $7,262,000 of lease liabilities primarily for mining equipment leases for heavy machinery and equipment related to development operations at Keno Hill. The weighted average incremental borrowing rate for lease liabilities as at December 31, 2020 is 7.48%.

	December 31	December 31
	2020	2019
Lease liabilities – Beginning of period	$1,446	$1,883
Additions	7,081	—
Cash flows - Principal payments	(1,246)	(599)
Non-cash changes - Accretion	292	162
Disposals	(311)	—

Lease liabilities - End of period	7,262	1,446

Less : current lease liabilities	2,855	406

Non-current lease liabilities	$4,407	$1,040

Undiscounted lease payments

As at December 31, 2020, the Corporation’s undiscounted lease payments consisted of the following:

December 31
2020
2021	$3,298
2022	2,692
2023	1,360
2024	717

$8,067